1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
MEGAN C. JOHNSON megan.johnson@dechert.com +1 202 261 3351 Direct +1 202 261 3104 Fax

May 13, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             abrdn Funds (the “Trust”) (File Nos. 333-146680 and 811-22132)
Filing Pursuant to Rule 497(j)

To Whom it May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that (i) the forms of the Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A was filed electronically on May 9, 2022.

Please contact the undersigned at 202.261.3351 should you have any questions.

Sincerely,

/s/ Megan C. Johnson

Megan C. Johnson